RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Grower Advances (Details) - USD ($) $ in Thousands	May 23, 2022	Sep. 30, 2024	Dec. 31, 2023
Short-Term
Allowances for advances to growers and suppliers		$ (21,025)	$ (19,839)
Grower advance receivables, net of allowances for credit losses of $21,025 and $19,839, respectively		131,708	109,958
Long-Term
Net advances to growers and suppliers		22,301	13,896
Minimum
Long-Term
Term of supply agreement	1 year
Secured advances
Short-Term
Gross advances to growers and suppliers		85,819	67,104
Allowances for advances to growers and suppliers		(10,466)	(11,416)
Long-Term
Gross advances to growers and suppliers		19,822	13,197
Allowance for advances to growers and suppliers		(1,286)	(1,317)
Unsecured advances
Short-Term
Gross advances to growers and suppliers		66,914	62,693
Allowances for advances to growers and suppliers		(10,559)	(8,423)
Long-Term
Gross advances to growers and suppliers		8,332	6,391
Allowance for advances to growers and suppliers		$ (4,567)	$ (4,375)